Trade Receivables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	€ 4,169.8	€ 4,548.8	€ 5,081.4
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Bad Debts Written off	0.0	0.0	0.0
Financial assets	73.5	76.4	59.7
Trade receivables | Past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10.0	13.0	5.0
Trade receivables | Past due | Impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0.0	0.0	0.0
Trade receivables | Allowance for impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Change to the allowance for impairment during the year	€ 0.0	€ 0.0	€ 0.0